UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-7662
U.S. Global Accolade  Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		January 31, 2008

COMMON STOCKS 82.16%	Shares	Value

Agriculture 2.00%
Bunge Ltd.	10,000	$1,184,700

Apparel 0.92%
Coach, Inc.	17,000	544,850	*

Banks 1.62%
Bancolombia S.A., Sponsored ADR	12,500	417,625
Credicorp Ltd.	7,500	537,150
		954,775

Chemicals 7.85%
Potash Corporation of Saskatchewan, Inc.	12,000	1,690,560
Terra Industries, Inc.	25,000	1,126,750	*
The Mosaic Co.	20,000	1,820,200	*
		4,637,510

Communications 2.99%
Active Control Technology, Inc.	305,000	113,970	*
Millicom International Cellular S.A.	7,500	794,550	*
VimpelCom, Sponsored ADR	25,000	861,000
		1,769,520

Computer Software & Hardware 9.17%
Activision, Inc.	40,000	1,034,800	*
Apple, Inc.	10,000	1,353,600	*
Oracle Corp.	25,000	513,750	*
Research in Motion Ltd.	12,000	1,126,560	*
Salesforce.com, Inc.	12,500	653,500	*
Vocus, Inc.	25,000	735,500	*
		5,417,710

Consulting Services 0.29%
CYBERplex, Inc.	270,000	172,189	*

Diversified Operations 2.55%
McDermott International, Inc.	25,000	1,179,500	*
Titan Machinery, Inc.	20,000	329,600	*
		1,509,100

E-Commerce 1.84%
Priceline.com, Inc.	10,000	1,085,200	*

Electronics & Components 1.21%
MEMC Electronic Materials, Inc.	10,000	714,600	*

Energy 0.31%
First Solar, Inc.	1,000	181,770	*

Engineering/Research & Development 0.67%
Aecom Technology Corp.	16,000	394,080	*

Financial Services 9.83%
Charles Schwab Corp.	40,000	892,000
Citigroup, Inc.	17,500	493,850
Dollar Financial Corp.	23,000	579,140	*
GFI Group, Inc.	14,000	1,234,940	*
GMP Capital Trust	56,000	1,079,767
IntercontinentalExchange, Inc.	7,000	979,720	*
Jovian Capital Corp.	685,000	546,061	*
		5,805,478

Food Products 1.34%
CoolBrands International, Inc.	995,200	793,344	*

Gold Mining 5.19%
Freeport-McMoRan Copper & Gold, Inc.	5,000	445,150
Peak Gold Ltd.	43,384	24,641	*
Rangold Resources Ltd., ADR	24,350	1,161,739
Yamana Gold, Inc.	86,623	1,437,171
		3,068,701

Internet System 1.43%
Google, Inc., Class A	1,500	846,450	*

Manufacturing 1.29%
The Manitowoc Co., Inc.	20,000	762,400

Medical - Biomedical 2.17%
Illumina, Inc.	9,000	573,300	*
Meridian Bioscience, Inc.	22,500	706,725
		1,280,025

Medical Information Systems 1.02%
Phase Forward, Inc.	35,000	603,750	*

Medical Products 4.81%
Alcon, Inc.	3,500	497,000
Henry Schein, Inc.	10,000	581,300	*
Immucor, Inc.	20,000	576,800	*
Stryker Corp.	10,000	669,700
Thermo Fisher Scientific, Inc.	10,000	514,900	*
		2,839,700

Metal & Mineral Mining 3.02%
Eastern Platinum Ltd.	202,300	630,959	*
Silver Wheaton Corp.	75,000	1,155,261	*
		1,786,220

Oil & Gas Drilling 6.07%
Atwood Oceanics, Inc.	7,000	581,630	*
Diamond Offshore Drilling, Inc.	7,500	846,975
Helmerich & Payne, Inc.	17,500	686,350
Noble Corp.	14,000	612,780
Transocean, Inc.	7,000	858,200	*
		3,585,935

Oil & Gas Exploration & Production 1.13%
Cano Petroleum, Inc.	60,000	352,200	*
Tristar Oil and Gas Ltd.	25,000	313,886	*
		666,086

Oil & Gas Extraction & Services 1.43%
Core Laboratories N.V.	7,500	845,250	*

Oil & Gas Field Machinery 3.62%
Cameron International Corp.	20,000	805,200	*
Flotek Industries, Inc.	18,000	366,660	*
FMC Technologies, Inc.	8,500	409,360	*
Weatherford International Ltd.	9,000	556,290	*
		2,137,510

Oil & Gas Royalty Trusts 1.32%
Canadian Oil Sands Trust	5,000	189,328
San Juan Basin Royalty Trust	16,000	588,800
		778,128

Printing & Publishing 0.63%
VistaPrint Ltd.	10,000	372,100	*

Retail 3.34%
GameStop Corp., Class A	30,000	1,551,900	*
Lululemon Athletica, Inc.	12,500	423,625	*
		1,975,525

Semiconductors 0.66%
Tessera Technologies, Inc.	10,000	391,700	*

Steel Manufacturing 0.79%
Mechel, ADR	5,000	465,600

Transportation 0.88%
DryShips, Inc.	7,000	521,010

Utilities 0.77%
Exelon Corp.	6,000	457,140

Total Common Stocks		48,548,056
(cost $39,233,552)

EXCHANGE-TRADED FUNDS 2.60%

iShares Silver Trust	800	134,632	*
KBW Regional Banking ETF	15,000	580,950
Ultra Financials ProShares	20,000	817,000

Total Exchange-Traded Funds		1,532,582
(cost $1,390,235)

WARRANTS 0.65%

Gold Mining 0.20%
Peak Gold Ltd., Warrants (April 2012)	23,500	3,630	*
Yamana Gold, Inc., Warrants (May 2008)	16,300	114,021	*
		117,651

Metal & Mineral Mining 0.45%
Eastern Platinum Ltd., Warrants (April 2008)	7,200	7,892	*
Silver Wheaton Corp., Warrants (December 2010)	32,500	259,404	*
		267,296

Total Warrants		384,947
(cost $89,258)

PURCHASED OPTIONS 0.56%	Contracts

Financial Services 0.24%
Citigroup, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $49,034)	180	56,880
Citigroup, Inc., Strike Price 30, Call, Expiration June 2008
(premium $99,447)	200	37,200
Merrill Lynch, Strike Price 60, Call, Expiration Jan. 2009
(premium $51,940)	70	46,200
		140,280

Gold Mining 0.27%
Goldcorp, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $46,640)	80	89,600
Goldcorp, Inc., Strike Price 35, Call, Expiration Jan. 2009
(premium $35,105)	85	72,250
		161,850

Metal & Mineral Mining 0.05%
Silver Wheaton Corp., Strike Price 17.50, Put, Expiration Mar. 2008
(premium $25,238)	100	29,000

Total Purchased Options		331,130
(cost $307,404)

Total Securities		50,796,715
(cost $41,020,449)

	Principal
REPURCHASE AGREEMENT 14.85%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse
First Boston, 1/31/08, 1.75%, due 2/01/08, repurchase
price $8,773,070, collateralized by U.S. Treasury securities held in a joint tri-party account
(cost $8,772,644)	$8,772,644	8,772,644

Total Investments 100.82%		59,569,359
(cost $49,793,093)
Other assets and liabilities, net (0.82)%		(482,080)

NET ASSETS 100%		$59,087,279

See notes to portfolios of investments.

GLOBAL MEGATRENDS FUND
Portfolio of Investments (unaudited)		January 31, 2008

COMMON STOCKS 74.99%	Shares	Value

Aerospace/Defense 3.35%
Northrop Grumman Corp.	3,900	$309,504
Raytheon Company	5,900	384,326
		693,830

Airports 1.31%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	5,000	270,800

Automobile 1.57%
Toyota Motor Corp., Sponsored ADR	3,000	325,650

Chemicals 1.65%
Air Products & Chemicals, Inc.	3,800	342,076

Communications 4.34%
America Movil SAB de C.V., ADR, Series L	3,500	209,685
Millicom International Cellular S.A.	2,500	264,850	*
Mobile TeleSystems, Sponsored ADR	1,800	149,706
VimpelCom, Sponsored ADR	8,000	275,520
		899,761

Construction 3.67%
Chicago Bridge & Iron Co., N.V.	13,000	578,370
Leighton Holdings Ltd.	4,000	182,278
		760,648

Electronics & Components 3.55%
Corning, Inc.	17,600	423,632
Intel Corp.	14,700	311,640
		735,272

Energy 3.15%
Energy Conversion Devices, Inc.	5,500	126,940	*
First Solar, Inc.	2,900	527,133	*
		654,073

Engineering/Research & Development 5.37%
ABB Ltd., Sponsored ADR	10,000	250,000
Aecom Technology Corp.	9,000	221,670	*
Foster Wheeler Ltd.	7,600	520,372	*
SNC-Lavalin Group, Inc.	2,800	120,476
		1,112,518

Gold Mining 1.37%
Barrick Gold Corp.	5,500	283,195

Holding Company 3.73%
Berkshire Hathaway, Inc., Class B	170	773,500	*

Internet System 1.84%
Google, Inc., Class A	675	380,903	*

Machinery 2.37%
Deere & Co.	5,600	491,456

Manufacturing 9.07%
Danaher Corp.	5,200	387,140
General Electric Co.	16,800	594,888
ITT Corp.	5,500	326,865
The Manitowoc Co., Inc.	15,000	571,800
		1,880,693

Metal Mining 1.93%
BHP Billiton Ltd., Sponsored ADR	5,000	337,850
Eastern Platinum Ltd.	19,900	62,067	*
		399,917

Oil & Gas - Integrated 2.50%
Hess Corp.	5,700	517,731

Oil & Gas Drilling 1.65%
Transocean, Inc.	2,799	343,157	*

Oil & Gas Exploration & Production 0.25%
Pacific Rubiales Energy Corp.	40,000	51,816	*

Oil & Gas Extraction & Services 4.60%
Apache Corp.	1,800	171,792
Baker Hughes, Inc.	3,800	246,734
Denbury Resources, Inc.	9,200	232,760	*
Schlumberger Ltd.	4,000	301,840
		953,126

Oil & Gas Field Machinery 2.03%
National Oilwell Varco, Inc.	7,000	421,610	*

Oil & Gas Refining & Marketing 1.53%
Tesoro Corp.	4,000	156,200
Western Refining, Inc.	7,500	160,125
		316,325

Steel Manufacturing 4.77%
Companhia Siderurgica Nacional S.A., Sponsored ADR	5,000	483,450
Mechel, ADR	5,000	465,600
POSCO, ADR	300	40,668
		989,718

Transport & Storage 0.76%
Westshore Terminals Income Fund	10,000	157,142

Transportation 2.58%
Burlington Northern Santa Fe Corp.	3,500	302,820
DryShips, Inc.	3,000	223,290
Golar LNG Ltd.	400	8,260
		534,370

Utilities 6.05%
Exelon Corp.	8,000	609,520
FPL Group, Inc.	10,000	644,800
		1,254,320

Total Common Stocks		15,543,607
(cost $13,054,534)

EXCHANGE-TRADED FUND 1.94%

streetTRACKS Gold Trust
(cost $279,796)	4,400	402,336	*

PURCHASED OPTIONS 0.19%	Contracts

Financial Services 0.19%
Citigroup, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $13,621)	50	15,800
Citigroup, Inc., Strike Price 30, Call, Expiration June 2008
(premium $29,834)	60	11,160
Merrill Lynch, Strike Price 60, Call, Expiration Jan. 2009
(premium $14,840)	20	13,200

Total Purchased Options		40,160
(cost $58,295)

Total Securities		15,986,103
(cost $13,392,625)

	Principal
REPURCHASE AGREEMENT 23.43%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse
First Boston, 1/31/08, 1.75%, due 2/01/08, repurchase
price $4,855,751, collateralized by U.S. Treasury securities held in a joint tri-party account
(cost $4,855,515)	$4,855,515	4,855,515

Total Investments 100.55%		20,841,618
(cost $18,248,140)
Other assets and liabilities, net (0.55)%		(114,086)

NET ASSETS 100%		$20,727,532

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		January 31, 2008

COMMON STOCKS 94.07%	Shares	Value

Commodity Chemicals 0.92%
Uralkali, Sponsored GDR	369,664	$11,878,097	*

Communications 14.01%
Mobile TeleSystems	3,294,626	41,902,006
Mobile TeleSystems, Sponsored ADR	720,702	59,940,785
Telekomunikacja Polska S.A.	20,693	198,388
Telekomunikacja Polska S.A., GDR	2,560,990	24,216,721	@
VimpelCom, Sponsored ADR	1,587,260	54,665,234
		180,923,134

Construction & Engineering 0.56%
Strabag SE	122,254	7,219,487	*

Diversified Banks 19.71%
Alliance Bank Jsc, GDR	1,658,496	9,121,728	*
OTP Bank Nyrt.	1,022,369	44,105,216
OTP Bank Nyrt., GDR	223,782	23,497,110
Raiffeisen International Bank Holding AG	52,371	6,686,116
Sberbank RF	24,786,171	89,764,705
Turkiye Garanti Bankasi a.s.	10,548,478	67,421,738
Turkiye Halk Bankasi a.s.	1,880,175	13,931,770	*
		254,528,383

Diversified Metals & Mining 9.37%
Eurasian Natural Resources Corp.	2,276,424	34,857,105	*
JSC MMC Norilsk Nickel, ADR	284,191	68,987,365
KGHM Polska Miedz S.A.	457,546	17,178,356
		121,022,826

Electric Utilities 3.68%
CEZ a.s.	709,847	47,610,659

Financial Services 0.30%
Finans Finansal Kiralama a.s.	2,441,663	3,884,571	*

Food Distributors 1.08%
Central European Distribution Corp.	266,043	13,985,881	*

Gold Mining 0.94%
KazakhGold Group Ltd., GDR	529,693	12,212,726	*

Insurance 1.62%
Aksigorta a.s.	4,997,285	20,926,908

Multi-Sector Holdings 3.50%
Haci Omer Sabanci Holding a.s.	10,675,506	45,157,058

Oil & Gas - Integrated 22.51%
LUKOIL, Sponsored ADR	1,486,466	102,417,507
OAO Gazprom, Sponsored ADR	3,914,188	188,272,443
		290,689,950

Oil & Gas Equipment & Services 1.34%
Eurasia Drilling Co., Ltd., GDR	750,279	17,261,663	*

Oil & Gas Exploration & Production 5.88%
KazMunaiGas Exploration Production, GDR	1,165,840	30,554,215
NovaTek OAO, Sponsored GDR	265,493	17,617,405	@
Surgutneftegaz	18,321,005	17,324,342
Surgutneftegaz, Sponsored ADR	220,811	10,411,239
		75,907,201

Packaged Foods & Meats 1.02%
Wimm-Bill-Dann Foods	159,321	13,175,050	@

Real Estate Investment Trusts 1.15%
Mirland Development Corp., plc	1,514,507	14,931,665	*

Real Estate Management & Development 5.06%
AFI Development plc, GDR	1,269,064	10,257,197	*
Dolphin Capital Investors Ltd.	7,097,684	18,808,513	*
Open Investments	41,404	10,720,475	*
Open Investments, GDR	84,316	2,708,651	*
Plaza Centers N.V.	2,023,115	8,448,650	*
RGI International Ltd.	1,772,781	14,420,572	*
		65,364,058

Steel 1.42%
OAO TMK, GDR	415,161	14,945,796
OAO TMK, GDR, 144A	93,154	3,353,544
		18,299,340

Total Common Stocks		1,214,978,657
(cost $1,044,395,899)

PREFERRED STOCKS 1.15%

Oil & Gas Exploration & Production 1.15%
Surgutneftegaz, Preferred Stock	13,529,631	6,494,223
Surgutneftegaz, Preferred Stock, Sponsored ADR	174,498	8,375,904	@

Total Preferred Stocks		14,870,127
(cost $27,395,396)

Total Securities		1,229,848,784
(cost $1,071,791,295)

	Principal
REPURCHASE AGREEMENT 0.35%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse
First Boston, 1/31/08, 1.75%, due 2/01/08, repurchase
price $4,465,174, collateralized by U.S. Treasury securities held in a joint tri-party account
(cost $4,464,957)	$4,464,957	4,464,957

Total Investments 95.57%		1,234,313,741
(cost $1,076,256,252)
Other assets and liabilities, net 4.43%		57,265,634

NET ASSETS 100%		$1,291,579,375

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		January 31, 2008

COMMON STOCKS 79.62%	Shares	Value

Air Freight & Logistics 1.21%
Shenzhen International Holdings Ltd.	5,229,500	$546,329

Apparel 1.64%
China Hongxing Sports Ltd.	922,000	415,710
Tak Sing Alliance Holdings Ltd.	1,989,000	325,541
		741,251

Broadcasting & Cable TV 0.93%
Naspers Ltd., N shares	22,546	418,117

Commodity Chemicals 1.09%
Uralkali, Sponsored GDR	15,294	491,429	*

Communications 3.79%
America Movil SAB de C.V., ADR, Series L	8,200	491,262
China Mobile Ltd.	82,500	1,221,487
		1,712,749

Computer Hardware 3.74%
Positivo Informatica SA	20,985	369,832
Wistron Corp.	868,636	1,317,578
		1,687,410

Computer Storage & Peripherals 0.58%
KYE Systems Corp.	217,841	263,139

Construction & Engineering 4.34%
Aveng Ltd.	70,909	499,966
Daelim Industrial Co., Ltd.	5,004	685,605
Era Infra Engineering Ltd.	31,300	558,515
Strabag SE	3,665	216,430	*
		1,960,516

Construction Materials 1.41%
China National Building Material Co., Ltd., H shares	280,000	638,603

Department Stores 0.92%
Lojas Renner S.A.	26,469	415,318

Diversified Banks 8.07%
African Bank Investments Ltd.	129,096	481,255
Industrial and Commercial Bank of China, H shares	1,195,000	712,832
Kookmin Bank, Sponsored ADR	6,381	424,337
Korea Exchange Bank	27,042	391,436
OTP Bank Nyrt.	11,059	477,088	*
Shinhan Financial Group Co. Ltd.	7,097	381,744
Turkiye Garanti Bankasi a.s.	121,315	775,398
		3,644,090

Diversified Metals & Mining 2.90%
Grupo Mexico SAB de C.V., Series B	134,200	787,006
JSC MMC Norilsk Nickel, ADR	945	229,399
MMC Norilsk Nickel	1,229	291,888
		1,308,293

Forest Products 1.80%
China Grand Forestry Resources Group Ltd.	5,608,000	813,492	*

Gold Mining 1.66%
KazakhGold Group Ltd., GDR	32,581	751,195	*

Healthcare Equipment & Services 2.72%
Opto Circuits India Ltd.	101,820	1,229,071

Homebuilding 1.89%
Ansal Properties & Infrastructure Ltd.	72,715	467,156
SARE Holding, S.A. de C.V., Class B	247,323	307,212	*
Urbi, Desarrollos Urbanos, S.A. de C.V.	22,000	77,796	*
		852,164

Industrial Conglomerates 1.24%
UEM World Bhd	473,100	561,802

Industrial Machinery 2.42%
Lupatech S.A.	38,600	1,091,728

Insurance 1.87%
Cathay Financial Holding Co., Ltd.	187,655	440,932
China Life Insurance Co., Ltd., H shares	110,000	403,023
		843,955

Investment Banking & Brokerage 0.99%
KIWOOM Securities Co., Ltd.	7,776	447,815

Oil & Gas - Integrated 12.17%
OAO Gazprom, Sponsored ADR	64,151	3,085,663
PetroChina Co., Ltd., ADR	3,100	440,913
Petroleo Brasileiro S.A., ADR	14,244	1,329,108
Sasol Ltd.	13,479	643,736
		5,499,420

Oil & Gas Exploration & Production 3.09%
Golden Agri-Resources Ltd.	338,000	467,858
KazMunaiGas Exploration Production, GDR	35,454	929,175
		1,397,033

Paper Products 1.43%
Shandong Chenming Paper Holdings Ltd., Class B, H shares	632,743	647,416

Precious Metals & Minerals 1.09%
European Minerals Corp.	361,736	493,825	*

Real Estate Management & Development 4.33%
Construtora Tenda S.A.	99,300	519,363	*
Dolphin Capital Investors Ltd.	186,515	494,256	*
Inpar S.A.	63,393	496,981	*
RGI International Ltd.	54,527	443,546	*
		1,954,146

Semiconductors 6.10%
Samsung Electronics Co., Ltd.	1,938	1,242,693
Siliconware Precision Industries Co.	638,472	1,003,611
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	54,942	509,862
		2,756,166

Steel 4.51%
Companhia Vale do Rio Doce, Sponsored ADR	43,600	1,134,908
OAO TMK, GDR	11,735	422,460
Usinas Siderurgicas de Minas Gerais S.A.	9,900	481,211
		2,038,579

Water Utilities 1.69%
China Water Affairs Group Ltd.	1,846,000	763,859	*

Total Common Stocks		35,968,910
(cost $34,449,675)

CLOSED-END FUNDS 5.77%

Advance Developing Markets Trust plc	54,573	457,301
Metage Special Emerging Markets Fund Ltd.	12,492	2,150,998	* @

Total Closed-End Funds		2,608,299
(cost $2,001,993)

EQUITY-LINKED SECURITIES 5.68%

Application Software 2.89%
Tanla Solutions Ltd. (January 2010)	82,142	1,306,715	@

Construction & Engineering 0.22%
Era Infra Engineering Ltd. (January 2010)	5,500	98,175	@

IT Consulting & Other Services 0.98%
Mastek Ltd., 144A (October 2009)	68,794	443,721	* @

Specialized Finance 1.59%
IFCI Ltd. (July 2008)	251,192	371,262	* @
IFCI Ltd., 144A (January 2012)	234,978	347,297	* @
		718,559

Total Equity-Linked Securities		2,567,170
(cost $1,964,104)

EXCHANGE-TRADED FUND 1.94%

iShares MSCI South Korea Index Fund
(cost $884,991)	15,508	877,288

WARRANTS 0.04%

Precious Metals & Minerals 0.04%
European Minerals Corp., Warrants (March 2011)
(cost $0)	25,813	15,690	*

UNITS 1.60%

Diversified Banks 1.60%
Unibanco, Units
(cost $764,043)	56,100	723,974

Total Securities		42,761,331
(cost $40,064,806)

	Principal
REPURCHASE AGREEMENT 2.99%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse
First Boston, 1/31/08, 1.75%, due 2/01/08, repurchase
price $1,349,883, collateralized by U.S. Treasury securities held in a joint tri-party account
(cost $1,349,817)	$1,349,817	1,349,817

Total Investments 97.64%		44,111,148
(cost $41,414,623)
Other assets and liabilities, net 2.36%		1,063,934

NET ASSETS 100%		$45,175,082

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	January 31, 2008

Legend
* Non-income producing security
ADR American Depositary Receipt
GDR Global Depositary Receipt
@            Security was fair valued at January 31, 2008, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities, as a percentage of net assets at January 31, 2008, were 4.91% of Eastern European and 10.44% of Global Emerging Markets.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Equity-linked securities are derivative securities that are linked to the performance of an underlying foreign security.  This type of investment allows the Fund to have market exposure to foreign securities without trading directly in the local market.  This type of security may also be known as a participatory note or certificate.

For more comprehensive information on the Funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange of its market at the time of daily valuation.  Securities for which no sale was reported are valued at the mean between the last bid and ask quotation.  Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.  The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters.  The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.  The Funds may use a systematic fair value model provided by an independent third party to value international securities.  At January 31, 2008, this model was used to value certain foreign securities in the Eastern European and Global Emerging Markets Funds.

Joint Tri-Party Repurchase Agreement

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation.  The Funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreement and the securities held as collateral at January 31, 2008, were:

Credit Suisse First Boston repurchase agreement, 01/31/08, 1.75%, due 02/01/08:
      Total principal amount: $199,539,136; Total repurchase value: $199,548,836

 Collateral:
$81,910,000 U.S. Treasury Bill, zero coupon, 07/17/08
$123,305,000 U.S. Treasury Bill, zero coupon, 07/31/08
$470,000 U.S. Treasury Inflation Index Bond, 2.000%, 07/15/14
                (total collateral market value, including accrued interest, of  $203,536,979)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement.  Each owns an undivided interest in the account.

Portfolio Tax Information

The following table presents the income tax basis of the securities owned at January 31, 2008, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation

Holmes Growth	$ 49,793,093	$11,483,934	$ (1,707,668)	$ 9,776,266
Global MegaTrends	18,248,140	3,098,595	(505,117)	2,593,478
Eastern European	1,076,256,252	240,676,967	(82,619,478)	158,057,489
Global Emerging Markets	41,414,623	6,251,920	(3,555,395)	2,696,525

Item 2. Controls and Procedures

1.
The   registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds

By:         /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:    March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Frank E. Holmes
            Frank E. Holmes
President, Chief Executive Officer

Date:    March 31, 2008

By:         /s/ Catherine A. Rademarcher
              Catherine A. Rademacher
              Treasurer

Date:    March 31, 2008